Restructuring Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring Activities
Restructuring Activities
In 2013, restructuring expenses included $0.5 million of employee-related costs associated with closing our Canadian offices and warehouse and severance costs related to the acquisition of Metalrax, which was partially offset by a change in estimate of $0.2 million for unused space in the Savannah, Georgia, distribution center. In 2014, we announced our plans to close our regional office in Oneida, New York, and a smaller satellite office in Melville, New York, as part of our ongoing integration of the Oneida business. Employee related severances of $0.2 million were recorded as restructuring expense. During the three months ended June 30, 2014 , we accepted an offer to sell our Oneida, New York office building at a price lower than our carrying value and therefore we recorded an impairment. See Note 7 - Goodwill, Intangibles, and Other Long-lived Assets for additional information.
A summary of the restructuring liability included in accrued liabilities within our consolidated balance sheet is as follows (in thousands):

	June 30, 2014				December 31, 2013
	Unoccupied Space	Facility Closing Costs	Metalrax Employee Costs	Total	Unoccupied Space	Facility Closing Costs	Metalrax Employee Costs	Total
Balance - Beginning of the period	$—	$81	$—	$81	$176	$251	$—	$427
Provisions	—	191	—	191	(164)	241	213	290
Utilizations	—	(115)	—	(115)	(12)	(411)	(213)	(636)
Currency	—	—	—	—	—	—	—	—
Balance - End of the period	$—	$157	$—	$157	$—	$81	$—	$81

Restructuring Activities
During 2012, we closed our Niagara Falls, Canada, distribution center and moved its inventory to a third-party warehouse. Costs, including the early termination of the lease and severances, of approximately $0.8 million were recorded as restructuring expense within the consolidated statement of operations for the year ended December 31, 2012. In addition, during 2012, a change in the estimate of unoccupied area in the Savannah, Georgia, distribution center that did not provide future economic benefit was determined. This change in estimate resulted in a reduction of approximately $0.2 million to the previous accrual. For the year ended December 31, 2013, restructuring expenses included $0.5 million of employee related costs associated with closing our Canadian offices and warehouse and severance costs related to the acquisition of Metalrax, which was partially offset by a change in estimate of $0.2 million for unused space in the Savannah, Georgia, distribution center. The total amount of restructuring charges for the years ended December 31, 2013 and 2012, were approximately $0.3 million and $0.6 million, respectively.
A summary of the restructuring liability included in accrued liabilities within our consolidated balance sheet for the years ended December 31 is as follows (in thousands):

	2013				2012
	Unoccupied Space	Facility Closing Costs	Metalrax Employee Costs	Total	Unoccupied Space	Facility Closing Costs	Total
Balance - Beginning of the year	$176	$251	$—	$427	$—	$792	$792
Provisions	(164)	241	213	290	612	—	612
Utilizations	(12)	(411)	(213)	(636)	(436)	(541)	(977)
Currency	—	—	—	—	—	—	—
Balance - End of the year	$—	$81	$—	$81	$176	$251	$427